Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	106 Months Ended	107 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Apr. 16, 2016
IPS Strategic Capital Absolute Return Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			IPS Strategic Capital Absolute Return Fund
Account Value	$ 17,259	$ 17,259	$ 17,259	$ 17,259	$ 15,382	$ 12,804	$ 13,856	$ 12,985	$ 12,034	$ 11,481	$ 11,721	$ 10,451	$ 10,000
Average Annual Return, Percent	12.20%	7.48%		6.34%
IPS Strategic Capital Absolute Return Fund | Institutional Class | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value	$ 33,447	$ 33,447	$ 33,447	$ 33,447	$ 28,247	$ 21,653	$ 23,458	$ 20,154	$ 15,351	$ 14,189	$ 13,554	$ 11,575	$ 10,000
Average Annual Return, Percent	18.41%	16.85%		14.58%